Mergers and Acquisitions (Detail textuals) (Wilton Bank ("Wilton"), USD $)	0 Months Ended
Nov. 05, 2013
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Number of outstanding shares of acquiree at the time of acquisition	372,985
Number of shares treasury stock of acquiree at the time of acquisition	108,260
Shareholders' equity	$ 6,300,000
Share price of shares issuable in merger	$ 13.50
Total consideration paid for acquisition	$ 5,035,000